PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property And Equipment Tables
Property and equipment

Property, equipment and leasehold improvements at cost, less accumulated depreciation, at September 30, 2014 and December 31, 2013 consisted of the following:

	September 30,	December 31,
	2014	2013
Furniture	$46,036	$31,539
Equipment	1,314,531	26,022
Leasehold improvements	4,179,997	10,400
Subtotal	5,540,564	67,961
Less accumulated depreciation	(325,204)	(46,592)
Total	$5,215,360	$21,369

Property and equipment at cost, less accumulated depreciation, at December 31, 2013 consisted of the following:

	December 31,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(46,592)	(34,311)
Total	$21,369	$33,650